Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - 6 months ended Mar. 31, 2025 - USD ($)	Shares Class A	Shares Class B	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2024	$ 1,572	$ 200	$ 24,460,848	$ 1,497,772	$ (18,527,479)	$ (2,240,680)	$ 2,694,355	$ 7,886,588	[1]
Balance (in Shares) at Sep. 30, 2024	1,571,835	200,000
Private placement	$ 162		59,838					60,000
Private placement (in Shares)	162,338
Private placement	$ 966		1,399,034					1,400,000
Private placement (in Shares)	965,513
DTC round up share	$ 70							70
DTC round up share (in Shares)	70,159
Redemption 1	$ 77		194,923					195,000
Redemption 1 (in Shares)	77,283
Addition paid in capital							82,978	82,978
Capital contribution by Non- controlling interests							912,762	912,762
Foreign currency translation loss						1,011,168	(58,010)	953,158
Net loss					(5,179,414)		(501,672)	(5,681,086)
Balance at Mar. 31, 2025	$ 2,847	$ 200	$ 26,114,643	$ 1,497,772	$ (23,706,893)	$ (1,229,511)	$ 3,130,413	$ 5,809,471	[1]
Balance (in Shares) at Mar. 31, 2025	2,847,127	200,000

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.